"TOP TRADITION" FLEXIBLE PREMIUM VARIABLE ANNUITY

THE OHIO NATIONAL LIFE INSURANCE COMPANY
VARIABLE ACCOUNTS A AND B

SUPPLEMENT DATED AUGUST 1, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective August 1, 2002, the following are added to the list of Available Funds on pages 2 and 3 of the prospectus:

PIMCO VARIABLE INSURANCE TRUST                 INVESTMENT ADVISER
Real Return Portfolio                          Pacific Investment Management Company LLC
Total Return Portfolio                         Pacific Investment Management Company LLC
Global Bond Portfolio                          Pacific Investment Management Company LLC

The Fund Annual Expenses for these three portfolios are:

                                                                        TOTAL FUND
                                                                         EXPENSES       TOTAL       TOTAL FUND
                                              DISTRIBUTION               WITHOUT       WAIVERS       EXPENSES
                                 MANAGEMENT     (12b-1)       OTHER     WAIVERS OR       AND       WITH WAIVERS
                                    FEES          FEES       EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                 ----------   ------------   --------   ----------   -----------   -------------
Real Return                         0.25%         0.15%        0.27%       0.67%        0.01%          0.66%
Total Return                        0.25%         0.15%        0.26%       0.66%        0.01%          0.65%
Global Bond                         0.25%         0.15%        0.78%       1.18%        0.28%          0.90%

*The investment adviser is voluntarily waiving part or all of its management fees and/or reimbursing the Funds in order to reduce total Fund expenses. The investment adviser could reduce or eliminate these waivers at any time.

EXAMPLES -- Assuming that any expense waivers or reimbursements continue for the periods shown, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:

                                                   1          3          5         10
                                                  YEAR      YEARS      YEARS      YEARS
                                                  ----      -----      -----      -----
Real Return                                       $ 96      $133       $178       $218
Total Return                                        96       132        177        217
Global Bond                                         99       140        190        243

If you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

Real Return                                         19         58        100        218
Total Return                                        19         58        100        217
Global Bond                                         21         66        113        243

Without the voluntary fee waivers or reimbursements by the investment adviser, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each of the following Funds, assuming 5% annual return:

Real Return                                         96        133        178        219
Total Return                                        96        133        178        218
Global Bond                                        102        148        204        271

Without the voluntary fee waivers or reimbursements by the investment adviser, if you do not surrender your contract or you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

Real Return                                         19         59        101        219
Total Return                                        19         58        100        218
Global Bond                                         24         74        127        271

For additional information concerning these Funds, including their investment objectives, see the PIMCO Variable Insurance Trust prospectus.

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                    OHIO NATIONAL VARIABLE ACCOUNTS A AND B
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 366-6654

This prospectus offers variable annuity contracts allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified plans.

The minimum purchase payment is $25. You may make additional payments at any time. We may limit your total purchase payments to $1,500,000.

You may direct the allocation of your purchase payments to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account A ("VAA") for tax-qualified contracts or Ohio National Variable Account B ("VAB") for non-tax-qualified contracts. VAA and VAB are separate accounts of The Ohio National Life Insurance Company. The assets of VAA and VAB are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., The Dow Target Variable Fund LLC, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PBHG Insurance Series Fund, Inc., Strong Variable Insurance Funds, Inc. and Variable Insurance Products Fund (Fidelity). See page 3 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.

You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for those early withdrawals. We may charge you a surrender charge equal to 7 3/4% of your total purchase payments made during the 96 months immediately preceding the withdrawal, or 7 3/4% of the amount withdrawn, if less. After the first year, you may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract without penalty, within 20 days of receiving it (or a longer period if required by state law).

KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA, VAB AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA AND VAB HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  MAY 1, 2002

FORM V-4820

                               TABLE OF CONTENTS

Available Funds..........................      3
Fee Table................................      4
Accumulation Unit Values.................      9
  Financial Statements...................     15
Ohio National............................     16
  Ohio National Life.....................     16
  Ohio National Variable Accounts A and
     B...................................     16
  The Funds..............................     16
  Mixed and Shared Funding...............     16
  Voting Rights..........................     17
Distribution of Variable Annuity
  Contracts..............................     17
Deductions and Expenses..................     17
  Surrender Charge.......................     17
  Contract Administration Charge.........     18
  Deduction for Administrative
     Expenses............................     18
  Deduction for Risk Undertakings........     18
  Transfer Fee...........................     19
  Deduction for State Premium Tax........     19
  Fund Expenses..........................     19
Description of Variable Annuity
  Contracts..............................     19
  Free Look..............................     19
Accumulation Period......................     19
  Purchase Payments......................     19
  When We May Terminate Your Contract....     19
  Accumulation Units.....................     19
  Crediting Accumulation Units...........     20
  Allocation of Purchase Payments........     20
  Accumulation Unit Value and Contract
     Value...............................     20
  Net Investment Factor..................     20
  Surrender and Withdrawal...............     20
  Transfers among Subaccounts............     21
  Scheduled Transfers (Dollar Cost
     Averaging)..........................     21
  Electronic Access......................     22
  Death Benefit..........................     22
  Guaranteed Account.....................     22
  Ohio National Life Employee Discount...     23
  Texas State Optional Retirement
     Program.............................     23
Annuity Period...........................     23
  Annuity Payout Date....................     23
  Annuity Options........................     23
  Determination of Amount of the First
     Variable Annuity Payment............     24
  Annuity Units and Variable Payments....     24
  Transfers during Annuity Payout........     25
Other Contract Provisions................     25
  Assignment.............................     25
  Reports and Confirmations..............     25
  Substitution for Fund Shares...........     26
  Contract Owner Inquiries...............     26
  Performance Data.......................     26
Federal Tax Status.......................     26
  Tax-Deferred Annuities.................     28
  Qualified Pension or Profit-Sharing
     Plans...............................     28
  Withholding on Distribution............     29
  Individual Retirement Annuities
     (IRAs)..............................     29
Prior Contracts..........................     29
  Annual Payment Variable Annuity........     29
  Variable Interest Annuity..............     29
  Flexible Payment Combination Annuity...     30
  Multiple Funded Combination Annuity....     30
  Investar Vision/Top Spectrum Flexible
     Payment Variable Annuity............     30
Accumulation Unit Values for Prior
  Contracts..............................     30
IRA Disclosure Statement.................     41
  Free Look Period.......................     41
  Eligibility Requirements...............     41
  Contributions and Deductions...........     41
  IRA for Non-working Spouse.............     42
  Rollover Contribution..................     43
  Premature Distributions................     43
  Distribution at Retirement.............     43
  Inadequate Distributions -- 50% Tax....     43
  Death Benefits.........................     44
  Roth IRAs..............................     44
  Savings Incentive Match Plan for
     Employees (SIMPLE)..................     44
  Reporting to the IRS...................     45
Illustration of IRA Fixed
  Accumulations..........................     45
Statement of Additional Information
  Contents...............................     46

FORM V-4820

                                AVAILABLE FUNDS

The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is their affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

OHIO NATIONAL FUND, INC.                       ADVISER (SUBADVISER)
Equity Portfolio                               (Legg Mason Funds Management)
Money Market Portfolio                         Ohio National Investments, Inc.
Bond Portfolio                                 Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)      (Suffolk Capital Management, LLC)
International Portfolio                        (Federated Global Investment Management
International Small Company Portfolio          Corp.)
Capital Appreciation Portfolio                 (Federated Global Investment Management
Discovery (formerly called Small Cap)          Corp.)
Portfolio                                      (Jennison Associates LLC)
Aggressive Growth Portfolio                    (Founders Asset Management LLC)
Core Growth Portfolio                          (Janus Capital Management LLC)
Growth & Income Portfolio                      (Pilgrim Baxter & Associates, Ltd.)
Capital Growth Portfolio                       (RS Investment Management Co. LLC)
S&P 500 Index Portfolio                        (RS Investment Management Co. LLC)
Social Awareness Portfolio                     Ohio National Investments, Inc.
High Income Bond Portfolio                     Ohio National Investments, Inc.
Equity Income Portfolio                        (Federated Investment Counseling)
Blue Chip Portfolio                            (Federated Investment Counseling)
Nasdaq-100 Index Portfolio                     (Federated Investment Counseling)
Bristol Portfolio (large cap stocks)           Ohio National Investments, Inc.
Bryton Growth Portfolio (small/mid cap         (Suffolk Capital Management, LLC)
stocks)                                        (Suffolk Capital Management, LLC)

THE DOW(SM) TARGET VARIABLE FUND LLC
The Dow(SM) Target 10 Portfolios               (First Trust Advisors L.P.)
The Dow(SM) Target 5 Portfolios                (First Trust Advisors L.P.)
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund           Goldman Sachs Asset Management
Goldman Sachs CORE U.S. Equity Fund            Goldman Sachs Asset Management
Goldman Sachs Capital Growth Fund              Goldman Sachs Asset Management
JANUS ASPEN SERIES (SERVICE SHARES)
Growth Portfolio                               Janus Capital Management LLC
Worldwide Growth Portfolio                     Janus Capital Management LLC
Balanced Portfolio                             Janus Capital Management LLC
J.P. MORGAN SERIES TRUST II
J.P. Morgan Mid Cap Value Portfolio            Robert Fleming, Inc.
J.P. Morgan Small Company Portfolio            J.P. Morgan Investment Management Inc.
LAZARD RETIREMENT SERIES, INC.
Small Cap Portfolio                            Lazard Asset Management
Emerging Markets Portfolio                     Lazard Asset Management
MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
MFS Investors Growth Stock Series              Massachusetts Financial Services Company
MFS Mid Cap Growth Series                      Massachusetts Financial Services Company
MFS New Discovery Series                       Massachusetts Financial Services Company
MFS Total Return Series                        Massachusetts Financial Services Company
PBHG INSURANCE SERIES FUND
PBHG Technology & Communications
  Portfolio                                    Pilgrim Baxter & Associates, Ltd.
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                  Strong Capital Management, Inc.
Strong Opportunity Fund II
  (a mid cap/small cap fund)                   Strong Capital Management, Inc.
VARIABLE INSURANCE PRODUCTS FUND SERVICE
  CLASS 2 (FIDELITY)
VIP Contrafund(R) Portfolio (a value
  fund)                                        Fidelity Management & Research Company
VIP Mid Cap Portfolio                          Fidelity Management & Research Company
VIP Growth Portfolio                           Fidelity Management & Research Company

FORM V-4820

                                   FEE TABLE

CONTRACTOWNER TRANSACTION EXPENSES
----------------------------------
Deferred Sales Load (this "surrender charge"
is a percentage of lesser of payments made in
the prior 8 yrs., or amount surrendered)        7.75%
(Thereafter)                                       0%
Exchange (transfer) Fee                           $3   (currently no charge for the first 4 transfers per year)
Annual Contract Fee                              $30
VAA AND VAB ANNUAL EXPENSES (as a percentage of average variable account value)
Mortality and Expense Risk Fees***              0.85%
Administrative Expenses                         0.25%
                                               -----
Total VAA and VAB Annual Expenses               1.10%

*** The Mortality and Expense risk fees may be changed at any time, but may not be increased to more than 1.55%. We agree that the fees will not be increased on any contract issued pursuant to this prospectus. See Deduction for Risk Undertakings.

Neither the table nor the examples reflect any premium taxes that may apply to a contract. These currently range from 0% to 3.5%. For further details, see Deduction for State Premium Tax.

FUND ANNUAL EXPENSES (as a percentage of the Fund's average net assets)

                                                                              TOTAL FUND
                                                                               EXPENSES       TOTAL       TOTAL FUND
                                                                               WITHOUT       WAIVERS       EXPENSES
                                       MANAGEMENT   DISTRIBUTION    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                          FEES      (12b-1) FEES   EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                       ----------   ------------   --------   ----------   -----------   -------------
OHIO NATIONAL FUND, INC.:
  Money Market*                          0.30%         0.00%        0.12%        0.42%        0.04%          0.38%
  Equity                                 0.80%         0.00%        0.13%        0.93%        0.00%          0.93%
  Bond                                   0.62%         0.00%        0.13%        0.75%        0.00%          0.75%
  Omni                                   0.58%         0.00%        0.18%        0.76%        0.00%          0.76%
  S&P 500 Index                          0.37%         0.00%        0.15%        0.52%        0.00%          0.52%
  International*                         0.88%         0.00%        0.37%        1.25%        0.05%          1.20%
  International Small Company            0.98%         0.00%        0.81%        1.79%        0.00%          1.79%
  Capital Appreciation                   0.80%         0.00%        0.13%        0.93%        0.00%          0.93%
  Discovery                              0.79%         0.00%        0.17%        0.96%        0.00%          0.96%
  Aggressive Growth                      0.78%         0.00%        0.26%        1.04%        0.00%          1.04%
  Core Growth                            0.90%         0.00%        0.28%        1.18%        0.00%          1.18%
  Growth & Income                        0.85%         0.00%        0.15%        1.00%        0.00%          1.00%
  Capital Growth                         0.89%         0.00%        0.17%        1.06%        0.00%          1.06%
  Social Awareness                       0.59%         0.00%        0.72%        1.31%        0.00%          1.31%
  High Income Bond                       0.75%         0.00%        0.40%        1.15%        0.00%          1.15%
  Equity Income                          0.75%         0.00%        0.28%        1.03%        0.00%          1.03%
  Blue Chip                              0.90%         0.00%        0.30%        1.20%        0.00%          1.20%
  Nasdaq-100 Index*                      0.75%         0.00%        0.30%        1.05%        0.30%          0.75%
  Bristol                                0.80%         0.00%        0.40%**      1.20%**      0.00%        1.20%**
  Bryton Growth                          0.85%         0.00%        0.45%**      1.30%**      0.00%        1.30%**
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                         0.60%         0.00%        2.04%        2.64%        1.04%          1.60%
  Dow Target 5*                          0.60%         0.00%        3.80%        4.40%        2.80%          1.60%

FORM V-4820

                                                                              TOTAL FUND
                                                                               EXPENSES       TOTAL       TOTAL FUND
                                                                               WITHOUT       WAIVERS       EXPENSES
                                       MANAGEMENT   DISTRIBUTION    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                          FEES      (12b-1) FEES   EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                       ----------   ------------   --------   ----------   -----------   -------------
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST:
  Goldman Sachs Growth and Income*       0.75%         0.00%        0.42%        1.17%        0.17%          1.00%
  Goldman Sachs CORE U.S. Equity*        0.70%         0.00%        0.12%        0.82%        0.01%          0.81%
  Goldman Sachs Capital Growth*          0.75%         0.00%        0.94%        1.69%        0.69%          1.00%
JANUS ASPEN SERIES (SERVICE
  SHARES):
  Growth                                 0.65%         0.25%        0.01%        0.91%        0.00%          0.91%
  Worldwide Growth                       0.65%         0.25%        0.04%        0.94%        0.00%          0.94%
  Balanced                               0.65%         0.25%        0.01%        0.91%        0.00%          0.91%
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*             0.70%         0.00%        9.92%       10.62%        9.62%          1.00%
  J.P. Morgan Small Company              0.60%         0.00%        0.55%        1.15%        0.00%          1.15%
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                             0.75%         0.25%        0.67%        1.67%        0.42%          1.25%
  Emerging Markets*                      1.00%         0.25%        2.96%        4.21%        2.61%          1.60%
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock             0.75%         0.25%        0.17%        1.17%        0.00%          1.17%
  MFS Mid Cap Growth*                    0.75%         0.25%        0.20%        1.20%        0.05%          1.15%
  MFS New Discovery*                     0.90%         0.25%        0.19%        1.34%        0.03%          1.31%
  MFS Total Return                       0.75%         0.25%        0.14%        1.14%        0.00%          1.14%
PBHG INSURANCE SERIES FUND:
  PBHG Technology & Communications       0.85%         0.00%        0.20%        1.05%        0.00%          1.05%
STRONG VARIABLE INSURANCE FUNDS,
  INC.:
  Strong Mid Cap Growth II*              0.75%         0.00%        0.65%        1.40%        0.20%          1.20%
  Strong Opportunity II*                 0.75%         0.00%        0.65%        1.40%        0.30%          1.10%
VARIABLE INSURANCE PRODUCTS FUND
  (FIDELITY):
  VIP Contrafund                         0.58%         0.25%        0.11%        0.94%        0.00%          0.94%
  VIP Mid Cap                            0.58%         0.25%        0.11%        0.94%        0.00%          0.94%
  VIP Growth                             0.58%         0.25%        0.10%        0.93%        0.00%          0.93%

 * The investment advisers of certain Funds are voluntarily waiving part or all of their management fees and/or reimbursing certain Funds in order to reduce total Fund expenses. The investment advisers could reduce or eliminate these waivers or reimbursements at any time.

**Estimated expenses.

EXAMPLE -- Assuming that any expense waivers or reimbursements continue for the periods shown, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market*                                              $ 94   $126    $165    $192
  Equity                                                       99    140     192     246
  Bond                                                         97    135     183     227
  Omni                                                         97    135     183     228
  S&P 500 Index                                                95    128     171     203
  International*                                              102    148     205     273

FORM V-4820

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
  International Small Company                                $108   $165    $233    $331
  Capital Appreciation                                         99    140     192     246
  Discovery                                                    99    141     193     249
  Aggressive Growth                                           100    144     197     257
  Core Growth                                                 102    148     204     271
  Social Awareness                                            100    142     195     253
  Growth & Income                                             100    144     198     259
  Capital Growth                                              103    151     210     284
  High Income Bond                                            101    147     203     268
  Equity Income                                               100    143     197     256
  Blue Chip                                                   102    148     205     273
  Nasdaq-100 Index*                                           100    144     198     258
  Bristol**                                                   102    148      --      --
  Bryton Growth**                                             103    151      --      --
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                              106    160     224     312
  Dow Target 5*                                               106    160     224     312
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                            100    142     195     253
  Goldman Sachs CORE U.S. Equity*                              98    137     186     233
  Goldman Sachs Capital Growth*                               100    142     195     253
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth                                                       99    140     191     244
  Worldwide Growth                                             99    141     192     247
  Balanced                                                     99    140     191     244
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*                                  100    142     195     253
  J.P. Morgan Small Company                                   101    147     203     268
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                  102    150     208     278
  Emerging Markets*                                           106    160     224     312
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock                                  101    147     204     270
  MFS Mid Cap Growth*                                         101    147     203     268
  MFS New Discovery*                                          103    151     210     284
  MFS Total Return                                            101    146     202     267
PBHG INSURANCE SERIES FUND:
  PBHG Technology & Communications                            100    144     198     258
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                   102    148     205     273
  Strong Opportunity II*                                      101    145     200     263
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                               99    141     192     247
  VIP Mid Cap                                                  99    141     192     247
  VIP Growth                                                   99    140     192     246

EXAMPLE -- If you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

FORM V-4820

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market*                                              $16     $51    $ 88    $192
  Equity                                                      22      67     114     246
  Bond                                                        20      61     105     227
  Omni                                                        20      61     106     228
  S&P 500 Index                                               17      54      93     203
  International*                                              24      75     101     273
  International Small Company                                 30      92     157     331
  Capital Appreciation                                        22      67     114     246
  Discovery                                                   22      68     116     249
  Aggressive Growth                                           23      70     120     257
  Core Growth                                                 24      74     127     271
  Social Awareness                                            22      69     118     253
  Growth & Income                                             23      71     121     259
  Capital Growth                                              25      78     133     284
  High Income Bond                                            24      73     125     268
  Equity Income                                               23      70     119     256
  Blue Chip                                                   24      75     128     273
  Nasdaq-100 Index*                                           23      70     120     258
  Bristol**                                                   24      75      --      --
  Bryton Growth**                                             25      78      --      --
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                              28      87     148     312
  Dow Target 5*                                               28      87     148     312
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                            22      69     118     253
  Goldman Sachs CORE U.S. Equity*                             20      63     108     233
  Goldman Sachs Capital Growth*                               22      69      93     253
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth                                                      21      66     113     244
  Worldwide Growth                                            22      67     115     247
  Balanced                                                    21      66     113     244
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*                                  22      69     118     253
  J.P. Morgan Small Company                                   24      73     125     268
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                  25      76     130     278
  Emerging Markets*                                           28      87     148     312
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock                                  24      74     126     270
  MFS Mid Cap Growth*                                         24      73     125     268
  MFS New Discovery*                                          25      78     133     284
  MFS Total Return                                            24      73     125     267
PBHG INSURANCE SERIES FUND:
  PBHG Technology & Communications                            23      70     120     258
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                   24      75     128     273
  Strong Opportunity II*                                      23      72     123     263

FORM V-4820

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                             $22     $67    $115    $247
  VIP Mid Cap                                                 22      67     115     247
  VIP Growth                                                  22      67     114     246

EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each of the following Funds, assuming 5% annual return:

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market                                               $ 94   $127    $168    $197
  International                                               102    150     208     278
  Nasdaq-100 Index                                            103    152     212     288
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                               116    189     271     407
  Dow Target 5                                                133    235     344     543
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                             101    147     204     270
  Goldman Sachs CORE U.S. Equity                               98    137     186     234
  Goldman Sachs Capital Growth                                107    162     228     321
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value                                   192    380     551     848
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                   106    162     227     319
  Emerging Markets                                            131    230     336     530
MFS VARIABLE INSURANCE TRUST:
  MFS Mid Cap Growth                                          102    148     205     273
  MFS New Discovery                                           103    152     212     287
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                    104    154     215     293
  Strong Opportunity II                                       104    154     215     293

EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market                                               $ 17   $ 53    $ 91    $197
  International                                                25     76     130     278
  Nasdaq-100 Index                                             26     79     135     288
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                                39    117     197     407
  Dow Target 5                                                 56    166     276     543
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                              24     74     126     270
  Goldman Sachs CORE U.S. Equity                               20     63     109     234
  Goldman Sachs Capital Growth                                 29     89     152     321

FORM V-4820

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value                                  $114   $320    $498    $848
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                    29     89     120     319
  Emerging Markets                                             54    161     268     530
MFS VARIABLE INSURANCE TRUST:
  MFS Mid Cap Growth                                           24     75     128     273
  MFS New Discovery                                            26     79     135     287
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                     26     81     138     293
  Strong Opportunity II                                        26     81     138     293

The purpose of the above table is to help you to understand the costs and expenses that you will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. In the examples, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of the contract fee may be paid from amounts invested in the Guaranteed Account. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that we may offer.

                            ACCUMULATION UNIT VALUES

This series of variable annuity contracts began on September 10, 1984. Since then, the following changes have been made to available Funds:

April 30, 1993        Ohio National Fund International portfolio was added

May 1, 1994           Ohio National Fund Capital Appreciation and Discovery
                      portfolios were added
March 31, 1995        Ohio National Fund International Small Company and
                      Aggressive Growth portfolios were added

January 3, 1997       Ohio National Fund S&P 500 Index, Core Growth, Growth &
                      Income and Social Awareness portfolios were added

November 1, 1999      Ohio National Fund Capital Growth, High Income Bond, Equity
                      Income and Blue Chip portfolios, the Dow Target Variable
                      Funds, the Goldman Sachs Variable Insurance Trust funds, the
                      Janus Aspen (Institutional Shares) portfolios, the Lazard
                      Retirement Series portfolios, the Strong Variable Insurance
                      Funds and the Van Kampen (formerly called Morgan Stanley)
                      Universal Institutional Funds U.S. Real Estate portfolio
                      were added

May 1, 2000           Ohio National Fund Nasdaq-100 Index portfolio, Janus Aspen
                      Series Service Shares portfolios, PBHG Technology &
                      Communications portfolio and Variable Insurance Products
                      (Fidelity) portfolios were added

May 1, 2000           Janus Aspen Series Institutional Shares portfolios and Van
                      Kampen Universal Institutional Funds U.S. Real Estate
                      portfolio were no longer available in new contracts

May 1, 2001           Strong Multi Cap Value Fund II (formerly called Strong
                      Schafer Value Fund II) was no longer available in new
                      contracts

November 1, 2001      J.P. Morgan Series Trust portfolios and MFS Variable
                      Insurance Trust funds were added

May 1, 2002           Ohio National Fund Bristol and Bryton Growth portfolios were added

Values for series of contracts that we no longer issue are listed on pages 30 to 40.

FORM V-4820

OHIO NATIONAL FUND, INC.:

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                       -----------   -----------------   -------------   ---------------
VAA Equity                                1992            $25.12            $26.72          1,048,285
                                          1993             26.72             30.15          1,181,609
                                          1994             30.15             29.90          1,288,052
                                          1995             29.90             37.62          1,394,001
                                          1996             37.62             44.03          1,505,499
                                          1997             44.03             51.47          1,554,930
                                          1998             51.47             53.82          1,469,467
                                          1999             53.82             63.81          1,219,724
                                          2000             63.81             58.92          1,047,847
                                          2001             58.92             53.36            987,197
VAB Equity                                1992             25.72             27.36            388,812
                                          1993             27.36             30.88            499,176
                                          1994             30.88             30.62            561,394
                                          1995             30.62             38.52            622,321
                                          1996             38.52             45.09            680,118
                                          1997             45.09             52.70            695,574
                                          1998             52.70             55.14            670,584
                                          1999             55.14             65.34            566,619
                                          2000             65.34             60.34            485,303
                                          2001             60.34             54.65            430,401
VAA Money Market                          1992             15.17             15.48             42,940
                                          1993             15.48             15.73             50,340
                                          1994             15.73             16.18             69,638
                                          1995             16.18             16.90            130,218
                                          1996             16.90             17.58            175,232
                                          1997             17.58             18.33            122,725
                                          1998             18.33             19.10            133,824
                                          1999             19.10             19.85            241,774
                                          2000             19.85             20.88            144,673
                                          2001             20.88             21.43            238,064
VAB Money Market                          1992             15.30             15.61             15,107
                                          1993             15.61             15.87             10,933
                                          1994             15.87             16.32             43,614
                                          1995             16.32             17.05             43,415
                                          1996             17.05             17.73             83,494
                                          1997             17.73             18.48             80,528
                                          1998             18.48             19.27             54,060
                                          1999             19.27             20.02            129,935
                                          2000             20.02             21.05             54,882
                                          2001             21.05             21.62            143,776
VAA Bond                                  1992             18.79             19.99             83,991
                                          1993             19.99             21.89            118,872
                                          1994             21.89             20.82            118,724
                                          1995             20.82             24.48            130,720
                                          1996             24.48             25.11            139,016
                                          1997             25.11             27.14            128,523
                                          1998             27.14             28.25            136,752
                                          1999             28.25             28.10            115,712
                                          2000             28.10             29.43             91,351
                                          2001             29.43             31.56            118,879

FORM V-4820

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                       -----------   -----------------   -------------   ---------------
VAB Bond                                  1992            $17.39            $18.50             39,037
                                          1993             18.50             20.25             79,658
                                          1994             20.25             19.26             84,726
                                          1995             19.26             22.65             94,683
                                          1996             22.65             23.24            100,642
                                          1997             23.24             25.12            103,698
                                          1998             25.12             26.14            122,870
                                          1999             26.14             26.01             96,317
                                          2000             26.01             27.23             74,174
                                          2001             27.23             29.20             98,552
VAA Omni                                  1992             20.48             22.00            853,840
                                          1993             22.00             24.56          1,156,731
                                          1994             24.56             24.16          1,248,250
                                          1995             24.16             29.34          1,272,672
                                          1996             29.34             33.53          1,384,658
                                          1997             33.53             39.18          1,431,184
                                          1998             39.18             40.51          1,380,277
                                          1999             40.51             44.62          1,081,115
                                          2000             44.62             37.58            866,823
                                          2001             37.58             32.31            716,682
VAB Omni                                  1992             20.37             21.88            396,691
                                          1993             21.88             24.42            607,420
                                          1994             24.42             24.03            658,067
                                          1995             24.03             29.18            646,847
                                          1996             29.18             33.35            703,470
                                          1997             33.35             38.97            744,774
                                          1998             38.97             40.29            724,292
                                          1999             40.29             44.38            576,927
                                          2000             44.38             37.38            461,399
                                          2001             37.38             32.14            359,975

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
S&P 500 Index                             1997            $10.00            $13.03          152,864       103,761
                                          1998             13.03             16.76          684,474       342,016
                                          1999             16.76             20.82        1,516,466       626,757
                                          2000             20.82             18.61        1,352,791       572,518
                                          2001             18.61             15.95        1,203,210       485,469
International                             1993             10.00             12.40          387,372       269,335
                                          1994             12.40             13.26        1,626,139       909,768
                                          1995             13.26             14.70        1,803,630       909,290
                                          1996             14.70             16.65        2,157,623     1,186,643
                                          1997             16.65             16.82        2,305,256     1,230,232
                                          1998             16.82             17.28        1,878,181     1,021,072
                                          1999             17.28             28.61        1,299,713       755,373
                                          2000             28.61             22.02        1,190,355       680,017
                                          2001             22.02             15.34        1,077,389       577,856
International Small Company               1995             10.00             10.13            3,870        10,852
                                          1996             10.13             11.23           68,964        60,596
                                          1997             11.23             12.40          115,590       106,262
                                          1998             12.40             12.70          113,662       111,352
                                          1999             12.70             26.19          157,347       119,756
                                          2000             26.19             18.06          174,381       124,693
                                          2001             18.06             12.63          148,637       109,586

FORM V-4820

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
Capital Appreciation                      1995            $10.00            $11.37          126,633       130,970
                                          1996             11.37             13.02          379,717       312,799
                                          1997             13.02             14.83          550,059       372,993
                                          1998             14.83             15.54          606,078       366,130
                                          1999             15.54             16.36          536,419       332,204
                                          2000             16.36             21.28          438,550       310,191
                                          2001             21.28             23.09          506,990       311,695
Discovery                                 1995             10.00             12.20          154,063        15,532
                                          1996             12.20             14.21          454,045       147,557
                                          1997             14.21             15.24          649,957       212,467
                                          1998             15.24             16.67          665,332       236,231
                                          1999             16.67             34.04          776,055       286,164
                                          2000             34.04             29.89          755,719       286,083
                                          2001             29.89             24.14          679,746       243,056
Aggressive Growth                         1995             10.00             10.50            9,491         9,448
                                          1996             10.50             10.46          107,442        68,715
                                          1997             10.46             11.65          178,651       109,334
                                          1998             11.65             12.42          200,721       104,679
                                          1999             12.42             13.00          191,692        87,207
                                          2000             13.00              9.34          241,489       101,866
                                          2001              9.34              6.30          220,085        93,890
Core Growth                               1997             10.00              9.59          146,611        89,830
                                          1998              9.59             10.32          138,652        97,692
                                          1999             10.32             20.92          202,849       139,073
                                          2000             20.92             17.20          251,363       177,009
                                          2001             17.20             10.29          201,045       133,771
Growth & Income                           1997             10.00             13.51          146,772       144,903
                                          1998             13.51             14.31          467,063       270,510
                                          1999             14.31             22.96          756,197       376,028
                                          2000             22.96             20.83          737,706       356,052
                                          2001             20.83             17.93          694,773       321,519
Social Awareness                          1997             10.00             12.43           22,600        25,632
                                          1998             12.43              9.54           49,169        35,228
                                          1999              9.54             11.10           25,584        15,892
                                          2000             11.10              9.58           21,518        12,368
                                          2001              9.58              7.60           21,057        10,595
Capital Growth                            1999             10.00             14.20           14,665        10,147
                                          2000             14.20             10.39          190,727        82,911
                                          2001             10.39              8.78          153,164        56,617
High Income Bond                          1999             10.00             10.29            1,173         1,233
                                          2000             10.29              9.45            2,313           473
                                          2001              9.45              9.75           20,599         4,375
Equity Income                             1999             10.00             10.91            1,550           287
                                          2000             10.91              9.45            9,063         1,375
                                          2001              9.45              8.24           11,904         4,026
Blue Chip                                 2000             10.00             10.36           10,270        19,912
                                          2001             10.36              9.81           42,464        27,256
Nasdaq-100 Index                          2000             10.00              6.05           47,476        17,683
                                          2001              6.05              4.03           69,922        40,975

FORM V-4820

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
DOW TARGET VARIABLE FUND LLC:
Dow Target 10, January                    2000            $10.00            $10.24              219             0
                                          2001             10.24              9.77              264             0
Dow Target 10, February                   2000             10.00             11.21            1,302             0
                                          2001             11.21             10.60            1,216             0
Dow Target 10, March                      2000             10.00             12.26              214             0
                                          2001             12.26             11.52              285             0
Dow Target 10, May                        2000             10.00             11.54                8             0
                                          2001             11.54             11.24                8             0
Dow Target 10, June                       2001             10.75             10.49               70             0
Dow Target 10, July                       2000             10.00             11.64                3             0
                                          2001             11.64             11.12              166             0
Dow Target 10, August                     2000             10.00             11.04               62             0
                                          2001             11.04             10.58              137             0
Dow Target 10, September                  2000             10.00             10.53                2             0
                                          2001             10.53             10.00            2,071             0
Dow Target 10, October                    2000             10.00             11.64               56             0
                                          2001             11.64             11.33              620             0
Dow Target 10, November                   1999             10.00             10.09            2,102             1
                                          2000             10.09              9.44            2,104             0
                                          2001              9.44              9.22            2,651         2,530
Dow Target 10, December                   1999             10.00             10.01                7             0
                                          2000             10.01              9.86               62             0
                                          2001              9.86              9.67               61             0
Dow Target 5, January                     2000             10.00             11.19               11           997
                                          2001             11.19             10.71               16
Dow Target 5, February                    2000             10.00             12.07                0           107
                                          2001             12.07             11.77                0           189
Dow Target 5, March                       2001             13.53             12.77                9            10
Dow Target 5, April                       2000             10.00             12.35                0            27
                                          2001             12.35             10.92              364           154
Dow Target 5, May                         2000             10.00             12.80                0           103
                                          2001             12.80             11.49                0           110
Dow Target 5, June                        2000             10.00             11.66                0             5
                                          2001             11.66             10.56                4            13
Dow Target 5, July                        2000             10.00             11.76                0             5
                                          2001             11.76             11.02                4            13
Dow Target 5, August                      2000             10.00             11.79               58           103
                                          2001             11.79             11.88              424           205
Dow Target 5, September                   2000             10.00             11.62                0             5
                                          2001             11.62             11.77              236            13
Dow Target 5, October                     2000             10.00             12.44                7             5
                                          2001             12.44             12.70               13            13

FORM V-4820

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
Dow Target 5, November                    1999            $10.00            $ 9.96               60            70
                                          2000              9.96              8.54              112           194
                                          2001              8.54              8.64              112           433
Dow Target 5, December                    1999             10.00             10.01              532             0
                                          2000             10.01             10.60                5             5
                                          2001             10.60             10.93                5            14
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income                           1999             10.00             10.50            2,420         1,685
                                          2000             10.50              9.90           18,028         7,957
                                          2001              9.90              8.88           19,256         9,172
CORE U.S. Equity                          1999             10.00             10.92            6,751         6,222
                                          2000             10.92              9.77           15,496         7,309
                                          2001              9.77              8.51           11,782         5,966
Capital Growth                            1999             10.00             11.18            7,407             0
                                          2000             11.18             10.18           17,879         4,319
                                          2001             10.18              8.61           18,972         4,081
JANUS ASPEN SERIES INSTITUTIONAL SHARES:
Growth                                    1999             10.00             11.66          140,899        70,201
                                          2000             11.66              9.85          419,996       215,149
                                          2001              9.85              7.33          402,977       175,696
Worldwide Growth                          1999             10.00             13.23           84,104        30,873
                                          2000             13.23             11.03          329,043       185,163
                                          2001             11.03              8.46          307,065       153,709
Balanced                                  1999             10.00             11.03           60,253        47,022
                                          2000             11.03             10.66          270,044       134,438
                                          2001             10.66             10.05          326,327       118,926
JANUS ASPEN SERIES SERVICE SHARES:
Growth                                    2000             10.00              8.09           46,806        24,536
                                          2001              8.09              6.01           62,090        43,180
Worldwide Growth                          2000             10.00              8.00           55,698        13,512
                                          2001              8.00              6.12           73,156        18,962
Balanced                                  2000             10.00              9.74           15,548         4,258
                                          2001              9.74              9.16           45,265        25,268
LAZARD RETIREMENT SERIES, INC.:
Small Cap                                 1999             10.00             10.54              875           698
                                          2000             10.54             12.62            7,263        11,265
                                          2001             12.62             14.80            5,795        34,423
Emerging Markets                          1999             10.00             12.51            7,037           186
                                          2000             12.51              8.90           11,322         3,737
                                          2001              8.90              8.36           12,483         6,276

FORM V-4820

                                       YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                       DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                       -----------   -----------------   -------------   -----------   -----------
PBHG INSURANCE SERIES FUND:
Technology & Communications               2000            $10.00            $ 5.34           87,810        60,363
                                          2001              5.34              2.52           89,491        42,435
STRONG VARIABLE INSURANCE FUNDS, INC.:
Strong Mid Cap Growth II                  1999             10.00             12.92           15,604         6,551
                                          2000             12.92             10.88          136,549        72,369
                                          2001             10.88              7.45          132,257        75,993
Strong Opportunity II                     1999             10.00             11.16            1,268           493
                                          2000             11.16             11.77           28,808         7,605
                                          2001             11.77             11.21           44,704        13,317
Strong Multi Cap Value II                 1999             10.00             10.28              372           559
                                          2000             10.28             10.97           27,544        14,971
                                          2001             10.97             11.30           17,541        19,922
VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:
VIP Contrafund                            2000             10.00              9.24            3,208         8,703
                                          2001              9.24              8.00           20,366        11,459
VIP Mid Cap                               2000             10.00             11.17           32,053        21,875
                                          2001             11.17             10.66           59,049        52,867
VIP Growth                                2000             10.00              8.47           15,086        23,135
                                          2001              8.47              6.88           29,089        44,546
J.P. MORGAN SERIES TRUST II:
Mid Cap Value                             2001             10.00             10.96            2,675             0
MFS VARIABLE INSURANCE TRUST:
Investors Growth Stock                    2001             10.00             10.71            2,511             0
Mid Cap Growth                            2001             10.00             11.10              425         1,195
New Discovery                             2001             10.00             11.55            3,624             0
Total Return                              2001             10.00             10.26            4,371           349
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS:
U.S. Real Estate                          1999             10.00             10.15            2,245         5,754
                                          2000             10.15             12.97           34,794        16,383
                                          2001             12.97             14.09           13,869         7,767

FINANCIAL STATEMENTS

The complete financial statements of VAA or VAB, and of Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statements of Additional Information for VAA and VAB.

FORM V-4820

                                 OHIO NATIONAL

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $9.4 billion and equity of approximately $800 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

OHIO NATIONAL VARIABLE ACCOUNTS A AND B

We established VAA and VAB on August 1, 1969 as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are credited to or charged against VAA or VAB without regard to our other income, gains or losses. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA and VAB are registered as unit investment trusts under the Investment Company Act of 1940.

The assets of each subaccount of VAA and VAB are invested at net asset value in Fund shares.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the fee table beginning on page 4. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA or VAB. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAA and VAB, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified

FORM V-4820
plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's and/or VAB's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAA and VAB at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA and VAB, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAA and VAB.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 6.75% of purchase payments during the first contract year and 5.5% of purchase payments made after the contract has been in effect for more than a year. ONEQ then pays part of that amount to ONESCO and the other broker dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to

FORM V-4820
the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge equals the lesser of:

- 7 3/4% of the total purchase payments made during the 96 months immediately preceding the surrender or partial withdrawal, or

- 7 3/4% of the amount being surrendered or withdrawn.

On or after the first contract anniversary, you may withdraw not more than 10% of the contract value (as of the date the partial withdrawal is requested) once each contract year without the surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. The surrender charge does not apply to surrenders or withdrawals from contracts issued in connection with our executive officers' and directors' voluntary deferred compensation plan. The surrender charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under Section 401, 403(b) or 457 of the Code are transferred to one of our group annuity contracts. If you use values of at least $250,000 from an Ohio National Life fixed annuity to provide the initial purchase payment for a contract offered by this prospectus, this contract will be treated (for purposes of determining the surrender charge) as if it were issued at the same time as the fixed annuity and as if the purchase payments made for the fixed annuity had been made for this contract.

CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or when you surrender the contract), we will deduct a contract administration charge of $30 from the contract value. This helps to repay us for maintaining the contract. We guarantee not to increase the contract administration charge. The charge is not made after annuity payments begin.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit in the event of the annuitant's death before annuity payments begin. After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.85% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55% on an annual basis. However, we agree that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to any contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.35% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

FORM V-4820

TRANSFER FEE

We may charge a transfer fee of $3 (which may be increased to $15) for each transfer from one subaccount to another. The fee is charged against the subaccount from which the transfer is made. Currently, we do not charge for your first four transfers each year.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates for tax-qualified contracts are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. For non-tax-qualified contracts, the rates are 1.0% in Puerto Rico, West Virginia and Wyoming, 1.25% in South Dakota, 2.0% in Kansas, Kentucky and Maine, 2.25% the District of Columbia, 2.35% in California and 3.0% in Nevada. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin. However, in Kansas, South Dakota and Wyoming, they are presently being deducted from purchase payments.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

FREE LOOK

You may revoke the contract at any time until the end of 20 days after you receive the contract (or such longer period as may be required by your state law) and get a refund of the entire purchase price. To revoke you must return the contract to us within the free look period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the free look period.

                              ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your purchase payments must be at least $25. You may make payments at any time. We may limit your total purchase payments to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

WHEN WE MAY TERMINATE YOUR CONTRACT

We may terminate a contract on any anniversary when its value is less than the lesser of (a) $1,000 or (b) $250 times the number of years the contract has been in force. This could have adverse tax consequences to you. (See Federal Tax Status.) We will not terminate an individual retirement annuity (IRA) if you made a purchase payment during the preceding two years. We will not terminate an annuity funding a Section 403(b) salary reduction agreement.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. These units are credited to your contract when you make each purchase payment. (See Crediting Accumulation Units, below). The number of units remains constant between purchase payments, but their dollar value varies depending upon the investment results of each Fund to which payments are allocated.

FORM V-4820

CREDITING ACCUMULATION UNITS

Your representative will send application forms or orders, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, your first purchase payment will be credited within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

You must send any additional purchase payments directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office.

ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAA or VAB and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office.

ACCUMULATION UNIT VALUE AND CONTRACT VALUE

We set the accumulation unit value of each subaccount of VAA and VAB at $10 when we allocated the first payments for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND WITHDRAWAL

Before annuity payments begin (and also after that in the case of annuity Option 1(e) described below), you may surrender (totally withdraw the value of) your contract or you may withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn. For example, if a withdrawal of $1,000 is requested, we would pay you $1,000, but the total amount deducted from the accumulation value would be $1,084 (i.e., $1,084 x 7 3/4% = $84). Unless, you specify

FORM V-4820
otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charge. In the case of a surrender, we subtract the contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.

If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing that portion which relates to such payments until the check for the purchase payment has cleared. We require the return of the contract in the case of a surrender.

The right to withdraw may be suspended or the date of payment postponed:

- for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

- for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

- such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one Fund to another. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire contract value in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund, in our discretion, believe that the Fund might otherwise be damaged. In this case, some requested transfers will not occur. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make the purchase payment from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against your four free transfers per year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

FORM V-4820

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

ELECTRONIC ACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 8:00 p.m. (Eastern time) on days we are open for business, at 1-800-366-6654, #8 or by accessing our web site at any time at www.Ohionational.com. You may only make one electronic, facsimile or telephone (collectively, "electronic") transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE ITS USE.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

DEATH BENEFIT

If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit will be determined as of the end of the valuation period in which we receive written notice of death. The amount of death benefit is the contract value or, if greater, the total purchase payments made less any partial withdrawals.

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3.25% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3.25%, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals, loans and transfers from the guaranteed values, minus

FORM V-4820

- any surrender charge on withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings.

Other than pursuant to a DCA (scheduled transfer) program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive written request for withdrawal.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.2% of all purchase payments made in the first contract year and 5.5% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes each payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), purchase payments may be excluded from the gross income of state employees for federal tax purposes to the extent that such purchase payments do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, a participant in the Program may not make a surrender or withdrawal until the first of these events occurs.

                                 ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee that (except for option 1(e), below) we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract annuity rates, no matter how long you live.

Other than in connection with annuity Option 1(e) described below, once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments. You may make surrenders and withdrawals from Option 1(e) at any time.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant (the contract has no more value after annuitant's death).

FORM V-4820

Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.
Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.
Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.
Option 1(e):  Installment Refund Annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuity payments only. (Although the deduction for risk undertakings is taken from annuity unit values, we have no mortality risk during the annuity payout period under this option.)
Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant (the contract has no more value after the second annuitant's death).
Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply the contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option 1(e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option 1(e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status). This could result in your payments being fully taxable to you. Should the IRS so rule, we may have to tax report up to the full value of the annuity as your taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment, we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund

FORM V-4820
by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (described on page 14) for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the 4% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Before the annuity payout date, we will send you semi-annual statements showing
(a) the number of units credited to the contract by Fund and (b) the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

FORM V-4820

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA or VAB.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA and VAB are a part of, and are taxed with, our operations, VAA and VAB are not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

FORM V-4820

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" is normally taxable as ordinary income in the year received. A withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." A withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from a tax-qualified annuity contract is automatically subject to 10% withholding (20% for a non-tax-qualified contract) unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

FORM V-4820

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936. If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

FORM V-4820

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

See IRA Disclosure Statement (Appendix A), following.

                                PRIOR CONTRACTS

ANNUAL PAYMENT VARIABLE ANNUITY

Before December 15, 1981, we issued Annual Payment Variable Annuity contracts. Some of these remain active and purchase payments may still be made until annuity payments begin. These contracts called for deductions from purchase payments in the following amounts:

                       DEDUCTION FOR   DEDUCTION FOR     DEATH      TOTAL*
  PORTION OF TOTAL         SALES       ADMINISTRATIVE   BENEFIT    COMBINED
  PURCHASE PAYMENTS       EXPENSE         EXPENSE       PREMIUM   DEDUCTIONS
  -----------------    -------------   --------------   -------   ----------
First $10,000              6.3%             2.2%         0.5%        9.0%
Next $15,000               5.5%             2.0%         0.5%        8.0%
Next $25,000               4.8%             1.7%         0.5%        7.0%
Next $50,000               4.0%             1.5%         0.5%        6.0%
Balance over $100,000      3.3%             1.2%         0.5%        5.0%

*Plus 50(cent) per payment

These deductions are in lieu of any surrender charge, contract administration charge and deduction for administrative expense as provided for in the contracts offered in this prospectus. The deduction for mortality and expense risk undertakings is 1% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 1.5%.

These prior contracts provide for annuity payments on a 3 1/2% assumed interest rate which results in a somewhat smaller initial annuity payment, but one that rises more rapidly in a rising market and falls more slowly in a declining market. These contracts provide for accumulation of values only in what now constitutes the Equity Fund of VAA and VAB and/or Guaranteed Account with limited transfer privileges between the Guaranteed Account and the Equity Fund.

VARIABLE INTEREST ANNUITY

From July 15, 1981 to November 2, 1982, we issued Variable Interest Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that all contract values are allocated to the Money Market Fund. There is no right to transfer the contract values to any other Funds. These contracts also included a guarantee of the investment performance. Such investment guarantee is regarded as a separate security. The deduction for mortality, expense and investment risk undertaking is 1.3% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 2%. These contracts do not provide for a deduction from contract value for administrative expense. They do provide for a contract administration charge and a surrender charge.

FORM V-4820

FLEXIBLE PAYMENT COMBINATION ANNUITY

From December 1, 1981 to November 2, 1982, we issued Flexible Payment Combination Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that values can be accumulated only in what now constitute the Equity Fund of VAA or VAB and/or the Guaranteed Account. A deduction is made each valuation period for the administrative expense and mortality and expense risk undertakings equal to 1.1% on an annual basis. We may reduce this deduction at any time and we may increase it not more frequently than annually to not more than 1.75%. Although these contracts provide for limited transfer of values between the Equity Fund and the Guaranteed Account, transfers are not allowed after annuity payments begin.

MULTIPLE FUNDED COMBINATION ANNUITY

From November 2, 1982 to September 10, 1984, we issued Multiple Funded Combination Annuity contracts substantially the same as the contracts offered in this prospectus. However, such prior contracts include a guarantee of the investment performance of the Money Market Fund and a deduction therefor each valuation period equal to 0.2% of Money Market assets on an annual basis. Such investment guarantee is regarded as a separate security. In addition, the rate for the surrender charge is 5% and the deduction for risk undertakings is 1.3%.

INVESTAR VISION/TOP SPECTRUM FLEXIBLE PAYMENT VARIABLE ANNUITY

From January 3, 1997 to April 30, 1999 we issued Investar Vision and Top Spectrum flexible payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus. A deduction is made each valuation period for mortality and expense risk undertakings and for administrative expenses equal to 1.4% on an annual basis. The annual contract administration charge is $35. The surrender charge is a percentage of the amount withdrawn. The percentage varies with the number of years from the date of purchase payments as follows:

    YEAR        PERCENT
    ----        -------
 1st and 2nd     7%
     3rd         6%
     4th         5%
     5th         4%
     6th         2%
     7th         1%
8th and later    0%

                  ACCUMULATION UNIT VALUES FOR PRIOR CONTRACTS

                        ANNUAL PAYMENT VARIABLE ANNUITY

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Equity                       1992            $ 64.51           $ 68.69           45,754
                                 1993              68.69             77.59           43,892
                                 1994              77.59             77.02           40,537
                                 1995              77.02             97.00           36,620
                                 1996              97.00            113.66           35,244
                                 1997             113.66            132.97           29,341
                                 1998             132.97            139.19           26,151
                                 1999             139.19            165.19           22,199
                                 2000             165.19            152.69           19,924
                                 2001             152.69            138.42           17,324

FORM V-4820

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAB Equity                       1992            $ 68.38           $ 72.81           30,548
                                 1993              72.81             82.25           25,610
                                 1994              82.25             81.64           24,924
                                 1995              81.64            102.82           24,630
                                 1996             102.82            120.48           22,849
                                 1997             120.48            140.95           22,582
                                 1998             140.95            147.55           17,171
                                 1999             147.55            175.11           13,635
                                 2000             175.11            161.85           10,607
                                 2001             161.85            146.73           10,406

                           VARIABLE INTEREST ANNUITY

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Money Market                 1992            $22.83            $23.25           49,465
                                 1993             23.25             23.58           36,485
                                 1994             23.58             24.21           30,702
                                 1995             24.21             25.24           23,519
                                 1996             25.24             26.20           19,866
                                 1997             26.20             27.25           17,074
                                 1998             27.25             28.35           15,961
                                 1999             28.35             29.39           13,701
                                 2000             29.39             30.86           13,178
                                 2001             30.86             31.62            5,646

VAB Money Market                 1992             22.83             23.25           44,016
                                 1993             23.25             23.58           35,017
                                 1994             23.58             24.21           30,075
                                 1995             24.21             25.24           29,059
                                 1996             25.24             26.20           28,910
                                 1997             26.20             27.25           27,553
                                 1998             27.25             28.35            8,368
                                 1999             28.35             29.39            6,924
                                 2000             29.39             30.86            6,758
                                 2001             30.86             31.62            6,496

                      FLEXIBLE PAYMENT COMBINATION ANNUITY

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Equity                       1992            $36.47            $38.79           22,601
                                 1993             38.79             43.78           22,887
                                 1994             43.78             43.41           20,039
                                 1995             43.41             54.62           20,564
                                 1996             54.62             63.93           20,212
                                 1997             63.93             74.73           20,567
                                 1998             74.73             78.14           18,686
                                 1999             78.14             92.65           12,092
                                 2000             92.65             85.55            7,817
                                 2001             85.55             77.48            7,488

FORM V-4820

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAB Equity                       1992            $35.12            $37.36            1,864
                                 1993             37.36             42.16            1,849
                                 1994             42.16             41.81            1,833
                                 1995             41.81             52.60            1,095
                                 1996             52.60             61.58            1,109
                                 1997             61.58             71.97            1,121
                                 1998             71.97             75.26            1,141
                                 1999             75.26             89.23              768
                                 2000             89.23             82.40              777
                                 2001             82.40             74.62              787

                 MULTIPLE FUNDED COMBINATION ANNUITY ("TOP I")

OHIO NATIONAL FUND, INC.:

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Equity                       1992            $29.19            $31.05           195,926
                                 1993             31.05             35.04           189,725
                                 1994             35.04             34.74           183,889
                                 1995             34.74             43.71           185,550
                                 1996             43.71             51.17           183,969
                                 1997             51.17             59.81           172,235
                                 1998             59.81             62.54           150,434
                                 1999             62.54             74.15           131,063
                                 2000             74.15             64.47           102,519
                                 2001             64.47             62.01            92,024

VAB Equity                       1992             30.48             32.42            31,442
                                 1993             32.42             36.59            31,997
                                 1994             36.59             36.28            30,805
                                 1995             36.28             45.65            22,160
                                 1996             45.65             53.44            22,720
                                 1997             53.44             62.46            23,678
                                 1998             62.46             65.32            23,801
                                 1999             65.32             77.44            15,771
                                 2000             77.44             71.51            10,553
                                 2001             71.51             64.76             9,481

VAA Money Market                 1992             17.30             17.61            40,163
                                 1993             17.61             17.87            32,193
                                 1994             17.87             18.34            33,908
                                 1995             18.34             19.12            26,823
                                 1996             19.12             19.85            19,326
                                 1997             19.85             20.65            17,640
                                 1998             20.65             21.48            24,712
                                 1999             21.48             22.27            19,340
                                 2000             22.27             23.38            15,579
                                 2001             23.38             23.96            16,138

FORM V-4820

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAB Money Market                 1992            $17.31            $17.63            67,360
                                 1993             17.63             17.88            17,645
                                 1994             17.88             18.36            11,948
                                 1995             18.36             19.14             5,896
                                 1996             19.14             19.87             6,004
                                 1997             19.87             20.67             6,102
                                 1998             20.67             21.50             4,311
                                 1999             21.50             22.29             4,423
                                 2000             22.29             23.40             4,191
                                 2001             23.40             23.98             4,187

VAA Bond                         1992             20.78             22.10            40,781
                                 1993             22.10             24.20            33,461
                                 1994             24.20             23.02            32,609
                                 1995             23.02             27.07            30,431
                                 1996             27.07             27.77            26,417
                                 1997             27.77             30.13            19,546
                                 1998             30.13             31.23            18,756
                                 1999             31.23             31.07            18,331
                                 2000             31.07             32.54             8,138
                                 2001             32.54             34.89             8,407

VAB Bond                         1992             20.76             22.09             4,261
                                 1993             22.09             24.18             3,921
                                 1994             24.18             23.00             3,679
                                 1995             23.00             27.05             3,601
                                 1996             27.05             27.75             3,122
                                 1997             27.75             29.99               723
                                 1998             29.99             31.22             2,869
                                 1999             31.22             31.05             2,902
                                 2000             31.05             32.52               712
                                 2001             32.52             34.87               709

VAA Omni                         1992             20.53             22.05           138,165
                                 1993             22.05             24.61           151,630
                                 1994             24.61             24.22           140,851
                                 1995             24.22             29.40           134,309
                                 1996             29.40             33.60           133,427
                                 1997             33.60             39.27           127,406
                                 1998             39.27             40.60           124,948
                                 1999             40.60             44.72           105,792
                                 2000             44.72             37.67            76,394
                                 2001             37.67             32.39            55,327

FORM V-4820

                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAB Omni                         1992            $20.50            $22.02            48,792
                                 1993             22.02             24.58            53,581
                                 1994             24.58             24.18            52,580
                                 1995             24.18             29.36            53,357
                                 1996             29.36             33.56            53,263
                                 1997             33.56             39.22            52,426
                                 1998             39.22             40.55            24,611
                                 1999             40.55             44.66            20,370
                                 2000             44.66             37.61            18,791
                                 2001             37.61             32.34            17,790

                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                 -----------   -----------------   -------------   -----------   -----------
International                       1993*           $10.00            $12.40          36,879        1,427
                                    1994             12.40             13.26         103,976       13,999
                                    1995             13.26             14.70         112,362       17,006
                                    1996             14.70             16.65         116,301       18,085
                                    1997             16.65             16.82         100,572       15,613
                                    1998             16.82             17.28          78,452       12,488
                                    1999             17.28             28.61          63,487        8,563
                                    2000             28.61             22.02          45,077        7,754
                                    2001             22.02             15.34          41,535        6,004

Capital Appreciation                1995*            10.00             11.37           8,261          456
                                    1996             11.37             13.02          11,321          786
                                    1997             13.02             14.83          21,166        1,426
                                    1998             14.83             15.54          23,962        5,710
                                    1999             15.54             16.36          28,664        5,710
                                    2000             16.36             21.28          13,446        1,332
                                    2001             21.28             23.09          15,753        1,319

Discovery (formerly called
  Small Cap)                        1995*            10.00             12.20          16,139            0
                                    1996             12.20             14.21          21,891            0
                                    1997             14.21             15.24          21,377            0
                                    1998             15.24             16.67          27,574            0
                                    1999             16.67             34.04          47,967            0
                                    2000             34.04             29.89          33,202        1,332
                                    2001             29.89             24.14          29,355        1,252
International Small Company         1999*            10.00             26.19             231            0
                                    2000             26.19             18.06           3,990           22
                                    2001             18.06             12.63           1,074           23
Core Growth                         1999*            10.00             14.12             783            0
                                    2000             14.12             11.61          11,912          615
                                    2001             11.61              6.95           5,020          615
Growth & Income                     1999*            10.00             13.19           1,630        1,878
                                    2000             13.19             11.97          16,864        3,577
                                    2001             11.97             10.30          16,457        1,699

FORM V-4820

                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                 -----------   -----------------   -------------   -----------   -----------
Capital Growth                      1999*           $10.00            $14.20             247            0
                                    2000             14.20             10.39           3,641            0
                                    2001             10.39              8.78           3,639            0
S&P 500 Index                       1999*            10.00             11.09           4,722            0
                                    2000             11.09              9.91          11,098        6,419
                                    2001              9.91              8.50          13,014        6,417
Blue Chip                           1999*            10.00             10.36             699            0
                                    2000             10.36             10.36               0        1,050
                                    2001             10.36              9.81           1,544        1,049
Aggressive Growth                   2000*            10.00              9.34             628            0
                                    2001              9.34              6.30             423            0
Social Awareness                    2000*            10.00              9.80               0        1,052
                                    2001              9.80              7.77           1,051            0
Nasdaq-100 Index                    2000*            10.00              6.04          10,831            0
                                    2001              6.04              4.03          10,989            0

DOW TARGET VARIABLE FUND LLC:

Dow Target 5, February              2000*            10.00             12.07              95            0
                                    2001             12.07             11.77              95            0

Dow Target 5, March                 2001             13.53             12.77              53            0

Dow Target 5, June                  2001             11.66             10.56             422            0

GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Growth & Income                     1999*            10.00             10.50              81            0
                                    2000             10.50              9.90           1,413            0
                                    2001              9.90              8.88           1,419            0

CORE U.S. Equity                    1999*            10.00             10.92               0        2,216
                                    2000             10.92              9.77              38        2,215
                                    2001              9.97              8.51              83            0

Capital Growth                      2000*            10.00             10.18             118            0
                                    2001             10.18              8.61             106            0

JANUS ASPEN SERIES INSTITUTIONAL SHARES:

Growth                              1999*            10.00             11.66           7,707            0
                                    2000             11.66              9.85          17,013        1,602
                                    2001              9.85              7.33          17,297        1,602

Worldwide Growth                    1999*            10.00             13.23           3,185            0
                                    2000             13.23             11.03          26,493        6,449
                                    2001             11.03              8.46          27,965        2,674

Balanced                            1999*            10.00             11.03           9,739            0
                                    2000             11.03             10.66          20,093        7,965
                                    2001             10.66             10.05          23,511        7,959

FORM V-4820

                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
                                 -----------   -----------------   -------------   -----------   -----------
LAZARD RETIREMENT SERIES:

Small Cap                           2001            $12.62            $14.80           5,795            0

PBHG INSURANCE SERIES FUNDS:

Technology & Communications         2000*            10.00              5.34          11,257            0
                                    2001              5.34              2.52           5,945            0

STRONG VARIABLE INSURANCE FUNDS, INC.:

Strong Mid Cap Growth II            1999*            10.00             12.92           1,510            0
                                    2000             12.92             10.88           7,173            0
                                    2001             10.88              7.45           1,733            0

Strong Opportunity II               2000*            10.00             11.77           3,464          337
                                    2001             11.77             11.21           8,307          337

Strong Multi Cap Value              2001             10.97             11.30             618            0

VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:

VIP Contrafund                      2001              9.24              8.00           4,044            0

VIP Mid Cap                         2001             11.17             10.66           1,489            0

VIP Growth                          2000*            10.00              8.47          10,725            0
                                    2001              8.47              6.88          12,332            0

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS, INC.:

U.S. Real Estate                    2000*            10.00             12.97           6,574            0
                                    2001             12.97             14.09             365            0

* International fund was added April 30, 1993. Capital Appreciation and Small Cap funds were added March 31, 1995. International Small Company, Aggressive Growth, Core Growth, Growth & Income, Capital Growth, S&P 500 Index, Social Awareness, High Income Bond, Equity Income, Blue Chip, Dow Target 10, Dow Target 5, Goldman Sachs Growth and Income, Goldman Sachs CORE U.S. Equity, Goldman Sachs Capital Growth, Janus Growth, Janus Worldwide Growth, Janus Balanced, Lazard Small Cap, Lazard Emerging Markets, Van Kampen (formerly Morgan Stanley) U.S. Real Estate, Strong Mid Cap Growth II, Strong Opportunity II and Strong Multi Cap Value II (formerly called Strong Schafer Value II) funds were made available under these contracts on November 1, 1999. Nasdaq-100 Index and Variable Insurance Products funds were made available on May 1, 2000.

FORM V-4820

       INVESTAR VISION AND TOP SPECTRUM FLEXIBLE PAYMENT VARIABLE ANNUITY

OHIO NATIONAL FUND, INC.:

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Equity                                         1997              $10.00             $11.60            82,440
                                               1998               11.60              12.09           277,925
                                               1999               12.09              14.30           239,130
                                               2000               14.30              13.16           233,589
                                               2001               13.16              11.88           226,355
Money Market                                   1997               10.00              10.39            65,172
                                               1998               10.39              10.80           122,681
                                               1999               10.80              11.18           103,091
                                               2000               11.18              11.73            44,225
                                               2001               11.73              12.00            70,835
Bond                                           1997               10.00              10.79            12,183
                                               1998               10.79              11.20           126,324
                                               1999               11.20              11.11            85,725
                                               2000               11.11              11.60            77,334
                                               2001               11.60              12.40            69,466
Omni                                           1997               10.00              11.61           102,587
                                               1998               11.61              11.97           300,484
                                               1999               11.97              13.14           258,876
                                               2000               13.14              11.04           218,168
                                               2001               11.04               9.46           179,388
International                                  1997               10.00              10.11            86,113
                                               1998               10.11              10.36           120,242
                                               1999               10.36              17.11            90,063
                                               2000               17.11              13.13            81,618
                                               2001               13.13               9.12            65,664
Capital Appreciation                           1997               10.00              11.37            93,956
                                               1998               11.37              11.87           210,773
                                               1999               11.87              12.46           168,262
                                               2000               12.46              16.16           135,916
                                               2001               16.16              17.49           123,301
Discovery (formerly called Small Cap)          1997               10.00              10.85            54,898
                                               1998               10.85              11.84           146,789
                                               1999               11.84              24.10           148,302
                                               2000               24.10              21.10           143,410
                                               2001               21.10              16.99           129,693

FORM V-4820

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
International Small Company                    1997              $10.00             $11.04            16,423
                                               1998               11.04              11.27            27,971
                                               1999               11.27              23.17            29,582
                                               2000               23.17              15.94            29,995
                                               2001               15.94              11.11            28,137
Aggressive Growth                              1997               10.00              11.15            26,996
                                               1998               11.15              11.86            92,803
                                               1999               11.86              12.37            91,754
                                               2000               12.37               8.86            84,382
                                               2001                8.86               5.96            67,253
S&P 500 Index                                  1998*              10.00              11.45           118,264
                                               1999               11.45              14.19           324,817
                                               2000               14.19              12.64           319,024
                                               2001               12.64              10.81           261,808
Core Growth                                    1999*              10.00              14.12             1,003
                                               2000               14.12              11.57             4,530
                                               2001               11.57               6.90             3,437
Growth & Income                                1999*              10.00              14.87               240
                                               2000               14.87              13.45             6,600
                                               2001               13.45              11.54             5,613
Capital Growth                                 1999*              10.00              30.94             1,323
                                               2000               30.94              22.58             4,844
                                               2001               22.58              19.01             4,784
Blue Chip                                      2001               10.57               9.98               198
Equity Income                                  2000*              10.00              10.60               355
                                               2001               10.60               9.22             4,485
Nasdaq-100 Index                               2000*              10.00               6.03             1,532
                                               2001                6.03               4.01             1,804
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs CORE U.S. Equity                 1999*              10.00              12.49             9,482
                                               2000               12.49              11.13            12,704
                                               2001               11.13               9.66            12,090
Goldman Sachs Capital Growth                   1998*              10.00              11.58            36,645
                                               1999               11.58              14.52            55,854
                                               2000               14.52              13.18            50,896
                                               2001               13.18              11.12            47,707

FORM V-4820

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
JANUS ASPEN SERIES INSTITUTIONAL SHARES:
Growth                                         1999*             $10.00             $16.41            14,331
                                               2000               16.41              13.83            46,083
                                               2001               13.83              10.26            40,381
Worldwide Growth                               1998*              10.00              10.31            63,482
                                               1999               10.31              16.72           141,812
                                               2000               16.72              13.90           153,172
                                               2001               13.90              10.63           113,857
Balanced                                       1998*              10.00              11.96           142,767
                                               1999               11.96              14.95           401,500
                                               2000               14.95              14.40         2,675,114
                                               2001               14.40              13.54           360,910
LAZARD RETIREMENT SERIES, INC.:
Emerging Markets                               1997               10.00               9.79            32,560
                                               1998                9.79               6.03            51,176
                                               1999                6.03              11.48            43,692
                                               2000               11.48               8.14            43,587
                                               2001                8.14               7.62            32,274
PBHG INSURANCE SERIES FUND:
Technology & Communications                    2000*              10.00               5.33             5,248
                                               2001                5.33               2.51             4,693
STRONG VARIABLE INSURANCE PRODUCTS FUND, INC.:
Strong Mid Cap Growth II                       1999*              10.00              21.58             1,645
                                               2000               21.58              18.13             8,789
                                               2001               18.13              12.38            11,444
Strong Opportunity II                          1999*              10.00              12.69               118
                                               2000               12.69              13.35               647
                                               2001               13.35              12.67             3,911
Strong Multi Cap Value II                      2001                9.56               9.82             2,201
VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:
VIP Contrafund                                 2001                9.22               7.96             2,725
VIP Mid Cap                                    2000*              10.00              11.15             2,296
                                               2001               11.15              10.61             1,406
VIP Growth                                     2000*              10.00               8.45             2,662
                                               2001                8.45               6.85             5,871

FORM V-4820

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS, INC.:
U.S. Real Estate                               1999*             $10.00             $ 8.69             3,270
                                               2000                8.69              11.08            11,549
                                               2001               11.08              12.00            10,323
FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (CLASS IB):
Corporate Bond                                 2001               11.44              11.53            73,787
Equity Income                                  2001               14.28              13.73           483,385

* S&P 500 Index, Goldman Sachs Capital Growth, Janus Worldwide Growth and Janus Balanced funds were made available under these contracts May 1, 1998. Core Growth, Growth & Income, Capital Growth, Social Awareness, High Income Bond, Equity Income, Blue Chip, Dow Target 10, Dow Target 5, Goldman Sachs, CORE U.S. Equity, Goldman Sachs Growth and Income, Janus Growth, Lazard Small Cap, Van Kampen (formerly Morgan Stanley) U.S. Real Estate, Strong Mid Cap Growth II, Strong Opportunity II and Strong Multi Cap Value II (formerly called Strong Schafer Value II) funds were made available under these contracts on November 1, 1999. Nasdaq-100 Index and Variable Insurance Products funds were made available May 1, 2000. The First American Insurance Portfolios were made available December 15, 2001.

FORM V-4820

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call our administrative office at the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to a traditional IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $11,000 for 2002. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $3,000 in 2002 (increasing to $4,000 in 2005 and $5,000 in 2008) or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $500 per year from 2002 to 2005, and $1,000 per year in 2006 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.

FORM V-4820

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $40,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. We have asked the Internal Revenue Service to review the format of your SEPP-IRA and to issue an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $3,000 or (2) 100% of taxable alimony. (See scheduled increases above.)

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $3,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $6,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $6,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

FORM V-4820

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

ROLLOVER CONTRIBUTION

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as the IRA assets are not mixed with assets that did not originate in a qualified plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

FORM V-4820

DEATH BENEFITS

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed over a period of time not exceeding your beneficiary's life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before 1/1/99, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $7,000 in 2002 (increasing $1,000 per year to $10,000 in 2005). Employees age 50 and older may contribute an additional $1,000 in 2002 (increasing $1,000 per year to an additional $5,000 in 2006). Distributions from a

FORM V-4820

SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                        AGE 60                          AGE 65                          AGE 70
                      GUARANTEED                      GUARANTEED                      GUARANTEED
                    SURRENDER VALUE                 SURRENDER VALUE                 SURRENDER VALUE
             -----------------------------   -----------------------------   -----------------------------
                                $2,000                          $2,000                          $2,000
                $1,000         ONE TIME         $1,000         ONE TIME         $1,000         ONE TIME
 CONTRACT       ANNUAL         LUMP SUM         ANNUAL         LUMP SUM         ANNUAL         LUMP SUM
ANNIVERSARY  CONTRIBUTIONS   CONTRIBUTION    CONTRIBUTIONS   CONTRIBUTION    CONTRIBUTIONS   CONTRIBUTION
-----------  -------------   -------------   -------------   -------------   -------------   -------------
     1         $    933        $  1,895        $    933        $  1,895        $    933        $  1,895
     2            1,917           1,955           1,917           1,955           1,917           1,955
     3            2,933           2,006           2,933           2,006           2,933           2,006
     4            3,990           2,058           3,990           2,058           3,990           2,058
     5            5,089           2,116           5,089           2,116           5,089           2,116
     6            6,234           2,177           6,234           2,177           6,234           2,177
     7            7,435           2,240           7,435           2,240           7,435           2,240
     8            8,686           2,306           8,686           2,306           8,868           2,306
     9           10,069           2,529          10,069           2,529          10,069           2,529
    10           11,506           2,600          11,506           2,600          11,506           2,600
    15           19,604           3,001          19,604           3,001          19,604           3,001
    20           29,456           3,489          29,456           3,489          29,456           3,489
    25           41,442           4,082          41,442           4,082          41,442           4,082
    30           56,026           4,804          56,026           4,804          56,026           4,804
    35           73,769           5,683          73,769           5,683          73,769           5,683
    40           95,356           6,751          95,356           6,751          95,356           6,751
    45          121,620           8,051         121,620           8,051         121,620           8,051
    50          153,574           9,633         153,574           9,633         153,574           9,633
    55          192,451          11,558         192,451          11,558         192,451          11,558
    60          239,751          13,900         239,751          13,900         239,751          13,900
    65                                          297,298          16,748         297,298          16,748
    70                                          367,313          20,215         367,313          20,215

- Guaranteed Interest Rate: 3.25% is applicable to each contract anniversary.

- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

FORM V-4820

        STATEMENT OF ADDITIONAL INFORMATION CONTENTS
Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-Sheltered Annuities (VAA only)
Financial Statements for Ohio National Life and VAA or VAB

FORM V-4820